Investment Strategy - Nomura Global Listed Real Assets Fund - Nomura Global Listed Real Assets Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in listed real assets securities, which include the following categories:
●	Real Estate Securities (such as real estate investment trusts (REITs), real estate operating companies (REOCs), mortgage-backed securities);
●	Infrastructure Securities (including master limited partnerships (MLPs));
●	Natural Resources Securities; and
●	Inflation-Linked Securities (collectively, “Real Assets Securities”).
See the section of the Prospectus entitled “Our principal investment strategies” for a description of Real Estate Securities, Infrastructure Securities, Natural Resources Securities, and Inflation-Linked Securities.
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Real Assets Securities (80% policy). The Fund will invest at least 30% of its net assets in foreign securities, which may include emerging markets issuers. The Fund may purchase both equity and fixed income securities. The Fund may invest in securities of companies or issuers of any size market capitalization.
The Fund will allocate strategy assets across multiple sleeves that will invest in liquid, listed real assets securities that are both tangible and intangible. Sleeves include global listed infrastructure which consists of listed infrastructure equity securities, global real estate which consists of listed real estate securities including REITs, global natural resources which consists of listed natural resource equity securities, global inflation-linked fixed income which consists of Treasury inflation-protected securities (TIPS) and developed market inflation-linked fixed income securities, and real assets fixed income which consist of high yield and securitized fixed income securities.
The Fund invests in natural resources including precious metals, among other resources. In addition to derivatives, the Fund may gain exposure to precious metals through equity securities of precious metals companies as well as exchange-traded funds (ETFs).
The Fund may invest in commercial mortgage-backed securities, non-agency residential mortgages, and select asset-backed securities. Such securities and mortgages are anticipated to be investment grade.
Within the fixed income securities in which the Fund invests, the structured products will typically have an average credit rating of BBB-. The Fund may invest in investment grade and high yield (junk) corporate bonds.
The Fund may employ leverage, such as by entering into reverse repurchase transactions, to attempt to take advantage of or increase the total return of attractive investment opportunities.
The Fund may invest in securities of foreign companies or governments or supranational entities to achieve its investment objectives.
The Fund will invest no more than 15% of the portfolio’s holdings in MLPs. The MLPs in which the Fund invests will not include general partnership interests.
The Manager uses a dynamic asset-allocation framework to determine the proportion of the Fund’s assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. In connection with this dynamic asset-allocation framework, the
Manager will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs. If applicable, the derivatives and ETFs within the tactical / completion sleeve will also be counted towards the asset classes noted above.
The Fund may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.
In addition, the Manager may seek investment advice and recommendations and implement model portfolio information from Van Eck Associates Corporation (VanEck) for natural resources securities.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Real Assets Securities (80% policy). The Fund will invest at least 30% of its net assets in foreign securities, which may include emerging markets issuers. The Fund may purchase both equity and fixed income securities. The Fund may invest in securities of companies or issuers of any size market capitalization.